LEASE LIABILITY - Disclosure of detailed information about lease liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	$ 146,717	$ 287,713	$ 149,249
Additions			242,957
Disposals		(40,686)
Lease payments	(133,639)	(110,503)	(116,122)
Lease interest	3,558	10,193	11,629
Lease liability, end of year	16,636	146,717	287,713
Current portion	16,636	112,067
Long-term portion	0	34,650
Warehouse [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	81,810	153,288	31,418
Additions			199,466
Disposals		0
Lease payments	(67,794)	(77,835)	(84,353)
Lease interest	2,620	6,357	6,757
Lease liability, end of year	16,636	81,810	153,288
Current portion	16,636
Long-term portion	0
Vehicles [Member]
Disclosure Of Quantitative Information About Lease Liability [Line Items]
Lease liability, beginning of year	64,907	134,425	117,831
Additions			43,491
Disposals		(40,686)
Lease payments	(65,845)	(32,668)	(31,769)
Lease interest	938	3,836	4,872
Lease liability, end of year	0	$ 64,907	$ 134,425
Current portion	0
Long-term portion	$ 0